SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Total short-term loans	$ 4,617,414	$ 2,509,890	$ 2,424,587
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Total short-term loans	35,610	42,785	34,765
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,384,984	1,370,614	1,405,777
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Total short-term loans		137,061	140,578
Beijing Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	830,990	822,368	843,467
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	138,498	137,061
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,107,987
Bohai Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	553,994
Postal Savings Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	426,852
China Resources Shenzhen International Investment Trust [Member]
Short-Term Debt [Line Items]
Total short-term loans	$ 138,498